Debt (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
Note 7 – Debt

The components of the Company’s debt consist of the following (in thousands):

	March 31, 2021			December 31, 2020
Dollars in thousands	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Term loan, net	$5,847	(1)	1/6/2024	$7,826	(2)	1/15/2021
Line of credit, net	4,781	(1)	1/6/2024	5,023	(3)	7/5/2022
November 2019 notes payable, net (November 2019 Notes)	2,927	10.00%	6/30/2023	2,830	10.00%	6/30/2023
December 2019 senior notes payable, net (Senior Seller Notes)	10,679	10.00%	6/30/2023	10,332	10.00%	6/30/2023
December 2019 junior notes payable, net (Junior Seller Notes)	5,153	10.00%	6/30/2023	4,973	10.00%	6/30/2023
ABG Notes	702	10.00%	6/30/2023	687	10.00%	6/30/2023
June 2020 notes payable, net (June 2020 Notes)	148	10.00%	6/30/2023	88	10.00%	6/30/2023
Halo PPP Loan	431	1.00%	5/3/2022	431	1.00%	5/3/2022
TruPet PPP Loan	421	0.98%	4/6/2022	421	0.98%	4/6/2022
Total debt	31,089			32,611
Less current portion	943			8,016
Total long term debt	$30,146			$24,595

(1)Interest at a variable rate of LIBOR plus 250 basis points with an interest rate floor of 2.50% per annum
(2)Interest at Bank of Montreal Prime plus 8.05%
(3)Interest at a variable rate of LIBOR plus 250 basis points with an interest rate floor of 3.25% per annum

Term loans and lines of credit

On December 19, 2019, the Company entered into a Loan Facilities Agreement (the “Facilities Agreement”) by and among the Company, as the borrower, the several lenders from time to time parties thereto (collectively, the “Lenders”) and a private debt lender, as agent (the “Agent”). The Facilities Agreement provided for (i) a term loan facility of $20.5 million and (ii) a revolving loan facility not to exceed $7.5 million. The term loan was scheduled to mature on December 19, 2020 or such earlier date on which a demand was made by the Agent or any Lender, and was extended as discussed below. The remaining revolving credit facility balance of $5.1 million was repaid in full with a portion of the proceeds from the ABL Facility, discussed below, and resulted in a loss on debt extinguishment of $0.1 million.

Certain directors and shareholders of the Company (“Shareholder Guarantors”) agreed to guarantee the Company’s obligations under the Facilities Agreement up to an aggregate amount of $20.0 million pursuant to a Continuing Guarantee between the Shareholder Guarantors and the lender under the Facilities Agreement (the "Shareholder Guaranties"). As consideration for the Shareholder Guaranties, the Company issued common stock purchase warrants to the Shareholder Guarantors in an amount equal to 0.325 warrants for each dollar of debt guaranteed by such Shareholder Guarantors (the “Guarantor Warrants”).

On July 16, 2020, the Company entered into a revolving line of credit with Citizens Business Bank in the aggregate amount of $7.5 million (the “ABL Facility”). The proceeds of the ABL Facility were used (i) to repay all principal, interest and fees outstanding under the Company’s previous revolving credit facility and (ii) for general corporate purposes. Debt issuance costs of less than $0.1 million were incurred related to the Company entering into this revolving line of credit.

The ABL Facility was scheduled to mature on July 5, 2022 and bore interest at a variable rate of LIBOR plus 250 basis points, with an interest rate floor of 3.25% per annum. Accrued interest on the ABL Facility was payable monthly commencing on August 5, 2020. The ABL Agreement provided for customary financial covenants, such as maintaining a specified adjusted EBITDA and a maximum senior debt leverage ratio, that commenced on December 31, 2020 and customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. The Company prepaid all of the outstanding principal under the ABL Facility in full and did not incur any prepayment charges.

The ABL Facility was secured by a general security interest on the assets of the Company and was personally guaranteed by a member of the Company’s board of directors.

On October 5, 2020, the Company paid down the term loan by $11.0 million using proceeds from the Series F Private Placement. On October 29, 2020, the Company made an additional pay down on the term loan of $1.0 million using additional proceeds from the Series F Private Placement.

On November 25, 2020, the Company entered into the fifth amendment to the Facilities Agreement, extending the maturity date of the term loan to January 15, 2021.

On January 6, 2021, Halo, Purely for Pets, Inc., a wholly owned subsidiary of Better Choice Company Inc. ("Halo") entered into a credit facility with Old Plank Trail Community Bank, N.A., an affiliate of Wintrust Bank, N.A. (“Wintrust”) consisting of a $6.0 million term loan and a $6.0 million revolving line of credit, each scheduled to mature on January 6, 2024 and each bear interest at a variable rate of LIBOR plus 250 basis points, with an interest rate floor of 2.50% per annum (the "Wintrust Credit Facility"). Accrued interest on the Wintrust Facility is payable monthly commencing on February 1, 2021. Principal payments are required to be made monthly on the term loan commencing February 2021 with a balloon payment upon maturity. The proceeds from the Wintrust Credit Facility were used (i) to repay the principal, interest and fees outstanding under the ABL Facility and (ii) for general corporate purposes. We applied extinguishment accounting to the outstanding balances of the ABL Facility and term loan and recorded a loss on extinguishment of debt of $0.4 million during the three months ended March 31, 2021. Debt issuance costs of $0.1 million were incurred related to the Wintrust Credit Facility.

The Wintrust Credit Facility subjects the Company to certain financial covenants, including the maintenance of a fixed charge coverage ratio of no less than 1.25 to 1.00, tested as of the last day of each fiscal quarter. The numerator in the fixed charge coverage ratio is the operating cash flow of Halo, defined as Halo EBITDA less cash paid for unfinanced Halo capital expenditures, income taxes and dividends. The denominator is fixed charges such as interest expense and principal payments paid or payable on other indebtedness attributable to Halo.

The Wintrust Credit Facility is secured by a general guaranty and security interest on the assets, including the intellectual property, of the Company and its subsidiaries. The Company has also pledged all of the capital stock of Halo held by the Company as additional collateral. Furthermore, the Wintrust Credit Facility is supported by a collateral pledge by a member of the Company’s board of directors.

As of March 31, 2021, the term loan and line of credit outstanding under the Wintrust Credit Facility were $5.8 million and $4.8 million, respectively, net of debt issuance costs of less than $0.1 million, respectively. As of December 31, 2020, the previous term loan and line of credit outstanding were $7.8 million and $5.0 million, respectively, net of debt issuance costs and discounts of less than $0.2 million and $0.2 million, respectively. The debt issuance costs and discounts are amortized using the effective interest method.

As of March 31, 2021 and December 31, 2020, the Company was in compliance with its debt covenants.

Notes payable

On November 4, 2019, the Company issued $2.8 million of subordinated convertible notes (the “November 2019 Notes”) which carry a 10% interest rate and mature on November 4, 2021. The interest is payable in kind, in arrears on March 31, June 30, September 30 and December 31 of each year. Payment in kind ("PIK") interest is payable by increasing the aggregate principal amount of the November 2019 Notes. The November 2019 Notes are convertible any time from the date of issuance and carried an initial conversion price of the lower of (a) $4.00 per share or (b) the IPO Price (defined as the price at which the Company’s stock will be sold in a future IPO).

The November 2019 Notes were amended on January 6, 2020. The amendment incorporates only the preferable terms of the Seller Notes as noted below, and all other terms and provisions of the November 2019 Notes remain in full force and effect. As amended, for so long as any event of default (as defined in the November 2019 Notes) exists, interest shall accrue on the November 2019 Notes principal at the default interest rate of 12.0% per annum, and such accrued interest shall be immediately due and payable.

The November 2019 Notes were amended for the second time on June 24, 2020 in connection with the issuance of the June 2020 Notes. The amendment lowers the maximum conversion price applicable to the conversion of these notes from $4.00 per share to $3.75 per share and extends the maturity date from November 4, 2021 to June 30, 2023. Under the applicable accounting guidance, the Company accounted for the change in conversion price as a modification of the debt instrument. The Company recognized the increase in the fair value of the conversion option of $0.3 million as a reduction to the carrying amount of the debt instrument by increasing the associated debt discount with a corresponding increase in additional paid-in capital.

As of March 31, 2021 and December 31, 2020, the November 2019 Notes outstanding were $2.9 million and $2.8 million, respectively, net of discounts of $0.2 million and less than $0.3 million, respectively. The discounts are being amortized over the life of the November 2019 Notes using the effective interest method.

On December 19, 2019, the Company issued $10.0 million and $5.0 million in senior subordinated convertible notes (the “Senior Seller Notes”) and junior subordinated convertible notes (the “Junior Seller Notes” and together with the Senior Seller Notes, the “Seller Notes”), respectively, to the sellers of Halo. The Seller Notes are convertible any time from the date of issuance and carry a 10% interest rate and mature on June 30, 2023. Interest is payable in kind, in arrears on March 31, June 30, September 30 and December 31 of each year. PIK interest is payable by increasing the aggregate principal amount of the Seller Notes. The Seller Notes carried a conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.

The Seller Notes were amended on June 24, 2020 in connection with the issuance of the June 2020 Notes. The amendment lowers the maximum conversion price applicable to the conversion of these notes from $4.00 per share to $3.75 per share. The Company accounted for the change in the conversion price as a modification of the debt instrument. The Company recognized the increase in the fair value of the conversion option of less than of $0.3 million as a reduction to the carrying amounts of the debt instruments by increasing the associated debt discounts with a corresponding increase in additional paid-in capital.

As of March 31, 2021, the Senior Seller Notes outstanding were $10.7 million, net of discounts of $0.7 million, and the Junior Seller Notes outstanding were $5.2 million, net of discounts of $0.5 million. As of December 31, 2020, the Senior Seller Notes outstanding were $10.3 million, net of discounts of $0.8 million, and the Junior Seller Notes outstanding were $5.0 million, net of discounts of $0.5 million. The discounts are being amortized over the life of the Seller Notes using the effective interest method.

On January 13, 2020, the Company issued $0.6 million in senior subordinated convertible notes to Authentic Brands and Elvis Presley Enterprises (“ABG”) in connection with the termination of a previous licensing agreement (the "ABG Notes"). The terms of the ABG Notes match those of the Seller Notes, including conversion features convertible any time after the date of issuance, a 10% interest rate and maturity date of June 30, 2023. The interest is payable in kind, in arrears on March 31, June 30, September 30 and December 31 of each year. PIK interest is payable by increasing the aggregate principal amount of the ABG Notes. The ABG Notes carried an initial conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.

In addition to issuing the ABG Notes, as part of the ABG termination on January 13, 2020, the Company paid ABG $0.1 million in cash, issued ABG 72,720 shares of the Company’s common stock, agreed to pay ABG $0.1 million in cash in four equal installments each month from July 31, 2020 through October 31, 2020 and issued ABG common stock purchase warrants (the “ABG Warrants”) equal to a fair value of $0.2 million.

The ABG Notes were amended on June 24, 2020 in connection with the issuance of the June 2020 Notes. The amendment lowers the maximum conversion price applicable to the conversion of these notes from $4.00 per share to $3.75 per share. The Company accounted for the change in the conversion price as a modification of the debt instrument. The Company recognized the increase in the fair value of the conversion option of less than $0.1 million as a reduction to the carrying amount of the debt instrument by decreasing the associated debt premium with a corresponding increase in additional paid-in capital.

As of March 31, 2021 and December 31, 2020, the ABG Notes outstanding were $0.7 million, including a debt premium of less than $0.1 million, respectively. The debt premium is being amortized over the life of the ABG Notes using the effective interest method.

On June 24, 2020, the Company issued $1.5 million in subordinated convertible promissory notes (the “June 2020 Notes”) which carry a 10% interest rate and mature on June 30, 2023. The interest is payable quarterly in kind, in arrears on March 31, June 30, September 30, and December 31 of each year. PIK interest is payable by increasing the aggregate principal amount of the June 2020 Notes. The June 2020 Notes are convertible any time from the date of issuance and carry a conversion price $0.75 per share. The June 2020 Notes are also convertible automatically upon the Company’s consummation of an initial public offering or change in control (each as defined in the June 2020 Notes).

The Company evaluated the conversion option within the June 2020 Notes to determine whether the conversion price was beneficial to the note holders. The Company recorded a beneficial conversion feature (“BCF”) related to the issuance of the June 2020 Notes. The BCF for the June 2020 Notes was recognized and measured by allocating a portion of the proceeds to the beneficial conversion feature, based on relative fair value, and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion feature limited to the proceeds amount allocated to the instrument. The discount recorded in connection with the BCF valuation is being accreted as interest expense over the term of the June 2020 Notes, using the effective interest rate method.

As of March 31, 2021 and December 31, 2020, the June 2020 Notes outstanding were $0.1 million, net of discounts of $1.5 million, respectively. The discounts are being amortized over the life of the June 2020 Notes using the effective interest method.

The exercise, conversion or exchange of convertible securities, including for other securities, will dilute the percentage ownership of the Company’s stockholders. The dilutive effect of the exercise or conversion of these securities may adversely affect the Company’s ability to obtain additional capital.

The Company previously issued $0.1 million of Seller Notes to an executive in satisfaction of a transaction bonus pursuant to his employment agreement. These convertible notes remained outstanding as of March 31, 2021 and December 31, 2020. Additionally, the Company previously issued $2.2 million of subordinated convertible notes to a member of the board of directors, which remain outstanding as of March 31, 2021 and December 31, 2020. Interest expense related to the subordinated convertible notes was less than $0.1 million for the three months ended March 31, 2021 and 2020, respectively.

As of March 31, 2021 and December 31, 2020, the Company was in compliance with all covenant requirements and there were no events of default. All notes payable are subordinated to the term loan and line of credit.

PPP loans

On April 10, 2020, TruPet, LLC, a wholly owned subsidiary of Better Choice Company Inc., was granted a loan from JPMorgan Chase Bank, N.A. in the aggregate amount of $0.4 million, pursuant to the Paycheck Protection Program ("PPP") under Division A, Title I of the CARES Act (the “TruPet PPP Loan”). The loan matures on April 6, 2022 and bears interest at a rate of 0.98% per annum, with interest and principal payable monthly, commencing on November 6, 2020. As of March 31, 2021 and December 31, 2020, the TruPet PPP Loan outstanding was $0.4 million.

On May 7, 2020, Halo, Purely for Pets, Inc., a wholly owned subsidiary of Better Choice Company Inc., was granted a loan from Wells Fargo Bank, N.A. in the aggregate amount of $0.4 million, pursuant to the PPP (the “Halo PPP Loan”). The loan matures on May 3, 2022 and bears interest at a rate of 1.00% per annum, with interest and principal payable monthly, commencing on November 1, 2020. As of March 31, 2021 and December 31, 2020, the Halo PPP Loan outstanding was $0.4 million.

Under the terms of the PPP, certain amounts of the loans may be forgiven if they are used for qualifying expenses as described in the CARES Act. The Company has used all of the proceeds from the TruPet PPP Loan and the Halo PPP Loan for qualifying expenses and during April 2021, the Company applied for forgiveness for both of these loans.

The Company recorded interest expense related to its outstanding indebtedness of $0.8 million and $2.3 million for the three months ended March 31, 2021 and March 31, 2020, respectively.

Fair Value

The fair value of the November 2019, Senior Seller Notes and Junior Seller Notes, ABG Notes and June 2020 Notes were approximately $2.6 million, $9.5 million, $4.7 million, $0.6 million and $1.3 million, respectively, as of March 31, 2021. Fair value was determined by applying the income approach using a discounted cash flow model which primarily uses unobservable inputs (Level 3).

The carrying amounts of the Company's PPP loans approximate fair value due to the short term nature. The carrying amount for the Company’s term loan and line of credit approximate fair value as the instruments have variable interest rates that approximate market rates.

Note 10 – Debt

The components of the Company’s debt consist of the following (in thousands):

	December 31, 2020			December 31, 2019
	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Short term loan, net	$7,826	(1)	1/15/2021	$16,061	(1)	12/19/2020
Line of credit, net	5,023	(2)	7/5/2022	4,819	(1)	12/19/2020
November 2019 notes payable, net (November 2019 Notes)	2,830	10%	6/30/2023	2,769	10%	11/4/2021
December 2019 notes payable, net (Senior Seller Notes)	10,332	10%	6/30/2023	9,191	10%	6/30/2023
December 2019 notes payable, net (Junior Seller Notes)	4,973	10%	6/30/2023	4,410	10%	6/30/2023
ABG notes payable, net (ABG Notes)	687	10%	6/30/2023	—	—	—
June 2020 notes payable, net (June 2020 Notes)	88	10%	6/30/2023	—	—	—
Halo PPP Loan	431	1%	5/3/2022	—	—
TruPet PPP Loan	421	.98%	4/6/2022	—	—	—
Total debt	32,611			37,250
Less current portion	8,016			20,880
Total long term debt	$24,595			$16,370

(1)Interest at Bank of Montreal Prime plus 8.05%
(2)Interest at a variable rate of LIBOR plus 250 basis points with and interest rate floor of 3.25% per annum

Short term loan and line of credit

On the Halo Acquisition date, December 19, 2019, the Company entered into a Loan Facilities Agreement (the “Facilities Agreement”) by and among the Company, as the borrower, the several lenders from time to time parties thereto (collectively, the “Lenders”) and a private debt lender, as agent (the “Agent”). The Facilities Agreement provided for (i) a term loan facility of $20.5 million and (ii) a revolving demand loan facility not to exceed $7.5 million. The term loan was scheduled to mature on December 19, 2020 or such earlier date on which a demand is made by the Agent or any Lender and was extended as discussed below. The remaining revolving credit facility balance of $5.1 million was repaid in full with a portion of the proceeds from the ABL Facility, discussed below, and resulted in a loss on debt extinguishment of $0.1 million.

Certain directors and shareholders of the Company (“Shareholder Guarantors”) agreed to enter into a Continuing Guaranty (the “Shareholder Guaranties”) in the amount of $20.0 million and guarantee the Company’s obligations under the Facilities Agreement.  As consideration for the Shareholder Guaranties, the Company issued common stock purchase warrants to the Shareholder Guarantors in an amount equal to 0.325 warrants for each dollar of debt under the agreement guaranteed by such Shareholder Guarantors (the “Guarantor Warrants”).

On July 16, 2020, the Company entered into a revolving line of credit with Citizens Business Bank in the aggregate amount of $7.5 million (the “ABL Facility”). The proceeds of the ABL Facility were used (i) to repay all principal, interest and fees outstanding under the Company’s existing revolving credit facility and (ii) for general corporate purposes. Debt issuance costs of $0.1 million were incurred related to the Company entering into this revolving line of credit.

The ABL Facility matures on July 5, 2022 and bears interest at a variable rate of LIBOR plus 250 basis points, with an interest rate floor of 3.25% per annum. Accrued interest on the ABL Facility is payable monthly commencing on August 5, 2020. The ABL Agreement provides for customary financial covenants, such as maintaining a specified adjusted EBITDA and a maximum senior debt leverage ratio, that commence on December 31, 2020 and customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and material adverse effects. The Company prepaid the principal of the ABL Facility in full and did not incur any prepayment charges. See "Note 21 - Subsequent events" for additional information related to the revolver.

The ABL Facility is secured by a general security interest on the assets of the Company and is personally guaranteed by a member of the Company’s board of directors.

On October 5, 2020, the Company paid down the term loan by $11.0 million using proceeds from the Series F Private Placement. On October 29, 2020, the Company made an additional pay down on the term loan by $1.0 million using additional proceeds from the Series F Private Placement.

On November 25, 2020, Better Choice Company Inc. (the “Company”) entered into the fifth amendment (the “Fifth Amendment”) to the Facilities Agreement, extending the maturity date of the term loan to January 15, 2021. The Company paid down the short term loan in full during January 2021. See "Note 21 - Subsequent events" for additional information related to the term loan.

As of December 31, 2020 and 2019, the term loan outstanding was $7.8 million and $16.1 million, net of debt issuance costs and discounts of less than $0.2 million and $4.4 million, respectively, and the line of credit outstanding was $5.0 million and $4.8 million, net of debt issuance costs of $0.2 million and $0.2 million, respectively. The debt issuance costs and discounts are amortized using the effective interest method.

As of December 31, 2020 and 2019, the Company was in compliance with its debt covenants.

Notes payable

On November 4, 2019, the Company issued $2.8 million of subordinated convertible notes (the “November 2019 Notes”) which carry a 10% interest rate and mature on November 4, 2021.  The interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year. Payment in kind ("PIK") interest is payable by increasing the aggregate principal amount of the November 2019 Notes.  The November 2019 Notes are exercisable any time from the date of issuance and carried an initial conversion price of the lower of (a) $4.00 per share or (b) the IPO Price(defined as the price at which the Company’s stock will be sold in a future IPO).

The November 2019 Notes were amended on January 6, 2020. The amendment incorporates only the preferable terms of the Seller Notes as noted below, and all other terms and provisions of the November 2019 Notes remain in full force and effect. As amended, for so long as any event of default (as defined in the November 2019 Note) exists, interest shall accrue on the November 2019 Note principal at the default interest rate of 12.0% per annum, and such accrued interest shall be immediately due and payable.

The November 2019 Notes were amended for the second time on June 24, 2020 in connection with the issuance of the June 2020 Notes. The amendment lowers the maximum conversion price applicable to the conversion of these notes from $4.00 per share to $3.75 per share and extends the maturity date from November 4, 2021 to June 30, 2023. Under the applicable accounting guidance, the Company accounted for the change in conversion price as a modification of the debt instrument. The Company recognized the increase in the fair value of the conversion option of $0.3 million as a reduction to the carrying amount of the debt instrument by increasing the associated debt discount with a corresponding increase in additional paid-in capital.

As of December 31, 2020 and 2019, the aggregate amount of November 2019 Notes outstanding was $2.8 million and $2.8 million, respectively, net of discounts of less than $0.3 million and less than $0.1 million, respectively. The discounts are being amortized over the life of the November 2019 Notes using the effective interest method.

On December 19, 2019, the Company issued $10.0 million and $5.0 million in senior subordinated convertible notes (the “Senior Seller Notes”) and junior subordinated convertible notes (the “Junior Seller Notes” and together with the Senior Seller Notes, the “Seller Notes”), respectively, to the sellers of Halo.  The Seller Notes are exercisable any time from the date of issuance and carry a 10% interest rate and mature on June 30, 2023. Interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year. PIK interest is payable by increasing the aggregate principal amount of the Seller Notes. The Seller Notes carried a conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.

The Seller Notes were amended on June 24, 2020 in connection with the issuance of the June 2020 Notes. The amendment lowers the maximum conversion price applicable to the conversion of these notes from $4.00 per share to $3.75 per share. The Company accounted for the change in the conversion price as a modification of the debt instrument. The Company recognized the increase in the fair value of the conversion option of less than of $0.3 million as a reduction to the carrying amounts of the debt instruments by increasing the associated debt discounts with a corresponding increase in additional paid-in capital.

As of December 31, 2020, the Senior Seller Notes outstanding were $10.3 million, net of discounts of $0.8 million, and the Junior Seller Notes outstanding were $5.0 million, net of discounts of $0.5 million. As of December 31, 2019, the Senior Seller Notes outstanding were $9.2 million, net of discounts of $0.9 million, and the Junior Seller Notes outstanding were $4.4 million, net of discounts of $0.5 million. The discounts are being amortized over the life of the Seller Notes using the effective interest method.

On January 13, 2020, the Company issued $0.6 million in senior subordinated convertible notes to ABG. The ABG Notes are exercisable any time from the date of issuance and carry a 10% interest rate and mature on June 30, 2023. The interest is payable in arrears on March 31, June 30, September 30 and December 31 of each year. PIK interest is payable by increasing the aggregate principal amount of the ABG Notes. The ABG Notes carried an initial conversion price of the lower of (a) $4.00 per share or (b) the IPO Price.

The ABG Notes were amended on June 24, 2020 in connection with the issuance of the June 2020 Notes. The amendment lowers the maximum conversion price applicable to the conversion of these notes from $4.00 per share to $3.75 per share. The Company accounted for the change in the conversion price as a modification of the debt instrument. The Company recognized the increase in the fair value of the conversion option of less than $0.1 million as a reduction to the carrying amount of the debt instrument by decreasing the associated debt premium with a corresponding increase in additional paid-in capital.

As of December 31, 2020, the ABG Notes outstanding was $0.7 million, including a debt premium of less than $0.1 million. The debt premium is being amortized over the life of the ABG Notes using the effective interest method.

On June 24, 2020, the Company issued $1.5 million in subordinated convertible promissory notes (the “June 2020 Notes”) which carry a 10% interest rate and mature on June 30, 2023. The interest is payable quarterly in arrears on March 31, June 30, September 30, and December 31 of each year. PIK interest is payable by increasing the aggregate principal amount of the June 2020 Notes. The June 2020 Notes are convertible any time from the date of issuance and carry a conversion price $0.75 per share. The June 2020 Notes are also convertible automatically upon the Company’s consummation of an initial public offering or change in control (each as defined in the June 2020 Notes).

The Company evaluated the conversion option within the June 2020 Notes to determine whether the conversion price was beneficial to the note holders. The Company recorded a beneficial conversion feature (“BCF”) related to the issuance of the June 2020 Notes. The BCF for the June 2020 Notes was recognized and measured by allocating a portion of the proceeds to the beneficial conversion feature, based on relative fair value, and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion feature limited to the proceeds amount allocated to the instrument. The Company will accrete the discount recorded in connection with the BCF valuation as interest expense over the term of the June 2020 Notes, using the effective interest rate method.

As of December 31, 2020, the amount outstanding on the June 2020 Notes was less than $0.1 million, net of discounts of less than $1.5 million. The discounts are being amortized over the life of the June 2020 Notes using the effective interest method.

The exercise, conversion or exchange of convertible securities, including for other securities, will dilute the percentage ownership of the Company’s stockholders. The dilutive effect of the exercise or conversion of these securities may adversely affect the Company’s ability to obtain additional capital.

As of December 31, 2020 and 2019, the Company was in compliance with all covenant requirements and there were no events of default. All notes payable are subordinated to the short term loan and line of credit.

PPP loans

On April 10, 2020, TruPet, LLC, a wholly owned subsidiary of Better Choice Company Inc., was granted a loan from JPMorgan Chase Bank, N.A. in the aggregate amount of $0.4 million, pursuant to the PPP under Division A, Title I of the CARES Act (the "TruPet PPP Loan"). The loan matures on April 6, 2022, and bears interest at a rate of 0.98% per annum, payable monthly commencing on November 6, 2020. As of December 31, 2020, the TruPet PPP loan outstanding was $0.4 million.

On May 7, 2020, Halo, Purely for Pets, Inc., a wholly owned subsidiary of Better Choice Company Inc., was granted a loan from Wells Fargo Bank, N.A. in the aggregate amount of $0.4 million, pursuant to the PPP (the “Halo PPP Loan”). The loan matures on May 3, 2022 and bears interest at a rate of 1.00% per annum, with interest and principal payable monthly, commencing on November 1, 2020. As of December 31, 2020, the Halo PPP Loan outstanding was $0.4 million.

Under the terms of the PPP, certain amounts of the loans may be forgiven if they are used for qualifying expenses as described in the CARES Act. The Company has used the entire loan amounts for qualifying expenses.

The Company recorded interest expense related to its outstanding indebtedness of $9.2 million and $0.7 million for the years ended December 31, 2020 and 2019, respectively.

Fair Value

The fair value of the November 2019, Senior Seller Notes and Junior Seller Notes, ABG Notes and June 2020 Notes were approximately $2.5 million, $9.0 million, $4.5 million, $0.5 million, and $1.3 million, respectively, as of December 31, 2020. Fair value was determined by applying the income approach using a discounted cash flow model which primarily uses unobservable inputs (Level 3).

The carrying amounts of the Company’s short term loan and PPP loans approximates fair value due to its short term nature. The carrying amount for the Company’s line of credit approximates fair value as the instrument has a variable interest rate that approximates market rates.